Description of Business and Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,745	$ 2,079
Increase of cash and cash equivalents	666
Cash, cash equivalents and restricted cash	3,916	2,888	$ 3,177	$ 4,738
Increase (decrease) in cash, cash equivalents and restricted cash	1,028	(289)	$ (1,561)
Prepaid expenses and other
Cash and Cash Equivalents [Line Items]
Restricted cash	1,047	693
Increase in restricted cash	354
Other Assets
Cash and Cash Equivalents [Line Items]
Restricted cash	124	$ 116
Increase in restricted cash	$ 8